Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Customer and Supplier Concentrations (Details) [Line Items]
Accounts receivable (in Dollars)		$ 293,640	$ 6,048,446
Number of suppliers	three	two	two
Concentration Risk, Benchmark Description	There were three suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2020, which combined accounted for 63.47% of the Company’s total accounts payable.	There were three suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2019, which combined accounted for 63.47% of the Company’s total accounts payable.	There were two suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2018, which combined accounted for 53.35% of the Company’s total accounts payable.
Revenues and Purchases [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	26.31%	11.48%	31.83%
Number of customers	two	one
Revenues [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage		10.13%	14.46%
Number of customers		one	one
Supplier 1 [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage			10.00%
Supplier 1 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	32.05%	29.13%	29.02%
Supplier 2 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	16.60%	18.09%	12.97%
Supplier 3 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	11.16%